Goodwill (Details) - Schedule of carrying value of goodwill - Ambulnz, Inc. [Member]	6 Months Ended
Jun. 30, 2021 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 6,610,557
Goodwill acquired during the period
Balance at ending	$ 6,610,557